The interactive data file included as an exhibit to this filing relates to the prospectus for Columbia Ultra Short Term Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 15, 2019 (Accession No. 0001193125-19-042398), which is incorporated herein by reference.